As filed with the Securities and Exchange Commission
on September 30, 1997         Registration Nos.:    333-20891
                                                    811-8039


              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20546

                          FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
     Pre-Effective Amendment No.   [     ]
     Post-Effective Amendment No.  [ 1   ]

          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X
     Amendment No.            [ 2   ]


                      THIRD AVENUE TRUST
      (Exact name of Registrant as specified in Charter)

       767 Third Avenue, New York, New York 10017-2023
 (Address of Principal Executive Offices including zip code)

          (toll-free) (800)443-1021,  (212)888-6685
     (Registrant's Telephone Number, including Area Code)

Please send copies of communications to:

David M. Barse
767 Third Avenue
New York, New York 10017-2023

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
919 Third Avenue
New York, NY 10022
(Name and Address of Agent for Service)

It is proposed that this filing become effective:

[ X  ] immediately upon filling pursuant to Paragraph (b) of Rule 485.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant has previously elected to register an indefinite number of its shares of beneficial interest. The Registrant will file a notice under such Rule within two months after its fiscal year end.

                     THIRD AVENUE TRUST
                    CROSS-REFERENCE SHEET
                  [as required by Rule 481a]

Part A.
Item No.                                     Prospectus Caption

Item 1.   Cover Page                         Cover Page

Item 2.   Synopsis                           Overview; Fund Expenses

Item 3.   Condensed Financial Information    Financial Highlights

Item 4.   General Description of Registrant  About The Funds

Item 5.   Management of the Fund             Management of the Funds;
                                             Performance Information

Item 5a.  Management's Discussion of
          Fund Performance                   Inapplicable

Item 6.   Capital Stock and Other Securities About the Funds; Shareholder
                                             Services; Dividends, Capital
                                             Gain Distributions and Taxes

Item 7.   Purchase of Securities Being       How to Purchase Shares, How
          Offered                            to Exchange Shares

Item 8.   Redemption or Repurchase           How to Redeem Shares

Item 9.   Legal Proceedings                  Inapplicable

Part B.                                     Statement of Additional
Item No.                                     Information Caption

Item 10.  Cover Page                         Cover Page

Item 11.  Table of Contents                  Table of Contents

Item 12.  General Information and History    General Information

Item 13.  Investment Objectives and Policies Investment Policies;
                                             Investment Restrictions

Item 14.  Management of the Registrant       Management of the Trust;
                                             Investment Adviser

Item 15.  Control Persons and Principal      Management of the Holders of
          Holders of Securities              Securities Trust;Investment
                                             Adviser

Item 16.  Investment Advisory and Other      Investment Adviser;
          Services                           Investment Advisory Agreement;
                                             Administrator; Custodian

Item 17.  Brokerage Allocation               Portfolio Trading Practices

Item 18.  Capital Stock and Other Securities Inapplicable

Item 19.  Purchase, Redemption and Pricing   Redemption of Shares; (See
          of Securities Being Offered        Prospectus)

Item 20.  Tax Status                         Dividends,Capital Gain
                                             Distributions and Taxes

Item 21.  Underwriters                       Distributor

Item 22.  Calculations of Performance Data   Performance Information

Item 23.  Financial Statements               Financial Statements



Part C.  Other Information

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Post-Effective
Amendment No. 1 to the Registration Statement.

              THIRD AVENUE TRUST (the "Trust")

                           PART A

The Prospectus for the Third Avenue Value Fund (the "Value Fund") and
Third Avenue Small-Cap Value Fund (the "Small-Cap Value Fund") dated April 1, 1997, is incorporated herein by reference to the Pre-Effective
Amendment No. 1 to Registration Statement on Form N-1A (File No. 333-20891) filed with the Securities and Exchange Commission on March 31, 1997. The Prospectus is supplemented by the Financial Highlights as of August 31, 1997 filed herein to comply with the Small-Cap Value Fund's undertaking to file a post-effective amendment containing reasonably current financial statements which need not be certified within four to six months of its effective date or commencement of operations, whichever is later and disclosure relating to securities lending of the Small-Cap Value Fund.

                                          September 30, 1997
             THIRD AVENUE SMALL-CAP VALUE FUND
                  THIRD AVENUE VALUE FUND


The following information supplements the information contained in the Funds' Prospectus dated April 1, 1997.

Financial Highlights

The following are unaudited "Financial Highlights" of Third Avenue Small-Cap Value Fund for the period ended August 31, 1997. The table below sets forth financial data for one share of capital stock outstanding for the period presented.


                                           Third Avenue Small-Cap Value Fund
                                           For the Period April 1, 1997*
                                           through August 31, 1997 (Unaudited)

Net Asset Value, Beginning of Period                    $10.00

Income from Investment Operations:
   Net investment income                                   .01
   Net gain on securities (both realized and unrealized)  2.65
   Total from Investment Operations                       2.66

Net Asset Value, End of Period                          $12.66

Total Return                                             26.60%/1/

Ratios/Supplemental Data:
   Net Assets, End of Period (in thousands)            $71,854
   Ratio of Expenses to Average Net Assets                1.89%/2/
   Ratio of Net Income to Average Net Assets              0.67%/2/
   Portfolio Turnover Rate                                   9%/1/
   Average Commission Rate Paid                          .0350



/1/       Not Annualized
/2/       Annualized
/*/       Commencement of investment operations



Securities Lending

Third Avenue Small-Cap Value Fund may lend its portfolio securities to qualified institutions. By lending its portfolio securities, Third Avenue Small-Cap Value Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of Third Avenue Small-Cap Value Fund. Third Avenue Small-Cap Value Fund may lend its portfolio securities so long as the terms and the structure of such loans are not inconsistent with the requirements of the 1940 Act, which currently provide that (a) the borrower pledge and maintain with Third Avenue Small-Cap Value Fund collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is "marked to the market" on a daily basis),
(c) the loan be made subject to termination by Third Avenue Small-Cap Value Fund at any time and the loaned securities be subject to recall within the normal and customary settlement time for securities transactions and (d) Third Avenue Small-Cap Value Fund receive reasonable interest on the loan (which may include Third Avenue Small-Cap Value Fund's investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value.

Third Avenue Small-Cap Value Fund will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the value of Third Avenue Small-Cap Value Fund's total assets (including such loans). Loan arrangements made by Third Avenue Small-Cap Value Fund will comply with all other applicable regulatory requirements. All relevant facts and circumstances, including the creditworthiness of the qualified institution, will be monitored by the Adviser, and will be considered in making decisions with respect to lending of securities, subject to review by Third Avenue Small-Cap Value Fund's Board of Trustees.

Third Avenue Small-Cap Value Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by Third Avenue Small-Cap Value Fund's Board of Trustees. In addition, Third Avenue Small-Cap Value Fund shall, through the ability to recall securities prior to any required vote, retain voting rights over the loaned securities.

On behalf of Third Avenue Small-Cap Value Fund, the Trust has entered into a master lending arrangement with Bear, Stearns Securities Corp. in compliance with the foregoing requirements.

Shareholder Services

Any references within the Prospectus referring to shareholders services phone number as (610) 239-4500 is hereby replaced with (610) 239-4600.

               THIRD AVENUE TRUST (the "Trust")

                            PART B

The Statement of Additional Information for the Third Avenue Value Fund (the "Value Fund") and Third Avenue Small-Cap Value Fund (the "Small-Cap Value Fund") dated April 1, 1997, is incorporated herein by reference to the Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 333-20891) filed with the Securities and Exchange Commission on March 31, 1997. The Statement of Additional Information is supplemented by the financial statements as of August 31, 1997 filed herein to comply with the Small-Cap Value Fund's undertaking to file a post-effective amendment containing reasonably current financial statements which need not be certified within four to six months of its effective date or commencement of operations, whichever is later.

                                          September 30, 1997

             THIRD AVENUE SMALL-CAP VALUE FUND
                  THIRD AVENUE VALUE FUND


The following information supplements the information contained in the Funds' Statement of Additional Information dated April 1, 1997.

                     Shareholder Services

Any references within the Statement of Additional Information referring to shareholders services phone number as (610) 239-4500 is hereby replaced with (610) 239-4600.


                     Financial Statements

Unaudited financial statements for the period April 1, 1997, commencement of operations, through August 31, 1997, for Third Avenue Small-Cap Value Fund are attached hereto.

                        Third Avenue Trust
                 Third Avenue Small-Cap Value Fund
                     Portfolio of Investments
                        at August 31, 1997
                           (Unaudited)

                       Shares                                                     % of
                       or Units  Issues                             Value         Net Assets
Common Stocks -46.67%
Financial Insurance      85,100   CapMAC Holdings Inc.            $  2,361,525
                         40,300   Financial Security Assurance
                                  Holdings Ltd.                      1,674,969
                                                               ---------------
                                                                     4,036,494      5.62%
                                                               ---------------
Insurance             1,000,000   Nissan Fire & Marine Insurance     4,406,017      6.13%
                                  (Japan)                       ---------------

Manufactured Housing     32,400   Skyline Corp.                        937,575      1.30%
                                                               ----------------

Media                   374,100   ValueVision International, Inc.
                                  Class A/(a)/                       1,823,738      2.54%
                                                               ----------------

Real Estate             102,400   Alico, Inc.                        2,457,600
                        200,000   Tejon Ranch Co./(b)/               5,400,000
                                                                ---------------
                                                                     7,857,600     10.94%
                                                                ---------------

Retail                  207,000   Value City Department Stores,
                                  Inc./(a)/                          1,656,000      2.30%
                                                                ---------------

Semiconductor           136,150   FSI International, Inc./(a)/       2,518,775      3.51%
Equipment                                                       ---------------
Manufacturers

Title Insurance          24,000   First American Financial Corp.     1,074,000      1.49%
                                                                ---------------

Venture Capital          50,000   Bel Fuse Inc./(a/                     893,750
                         50,000   Boston Communications Group, Inc./(a)/743,750
                        104,000   Glenayre Technologies, Inc./(a)     1,820,000
                        161,500   PictureTel Corp./(a)/               2,018,750
                        110,000   Shiva Corp./(a)/                    1,622,500
                          8,400   Sparton Corp./(a)/                    128,100
                        183,900   Summa Four, Inc./(a)/               1,471,200
                         37,300   Xircom, Inc./(a)/                     526,862
                                                                 ---------------
                                                                      9,224,912     12.84%
                                                                 ---------------

                                  Total Common Stocks
                                 (Cost $ 27,230,984)                 33,535,111

                       Principal
                       Amount ($)
U.S. Treasury Bills - 49.42%

                       35,526,000  U.S. Treasury Bill 4.50%, 9/4/97  35,512,678
                                                                ----------------
                                   Total U.S. Treasury Bills         35,512,678     49.42%
                                   (Cost $35,512,678)

                                   Total Investment Portfolio - 96.09%
                                   (Cost $62,743,662)                69,047,789
                                                                ----------------

                                   Cash and Other Assets
                                   Less Liabilities - 3.91%           2,806,422
                                                                ----------------

                                   NET ASSETS - 100.00%         $    71,854,211
                                                                ----------------
                                   (Applicable to  5,677,649
                                   shares outstanding)

Notes:
 /(a)/Non-income producing securities.
 /(b)/Restricted/fair value securities.

    The accompanying notes are in integral part of the financial statements.

                                   Third Avenue Trust
                            Third Avenue Small-Cap Value Fund
                          Statement of Assets and Liabilities
                                    August 31, 1997
                                       (Unaudited)
Assets:
Investments at value (identified cost of $62,743,662; Notes 1 and 4)     $    69,047,789
Cash and cash equivalents (Note 1)                                               916,156
Receivable for fund shares sold                                                2,510,893
Dividends and interest receivable (Note 1)                                       106,851
Deferred organizational costs (Note 1)                                            60,669
Other assets                                                                      17,189
           Total assets                                                       72,659,547

Liabilities:
Payable for securities purchased                                                 333,262
Payable for fund shares redeemed                                                 302,166
Payable to investment adviser                                                     70,995
Accounts payable and accrued expenses                                             98,913
           Total liabilities                                                     805,336

           Net assets                                                   $     71,854,211

Summary of net assets:
Common stock, unlimited shares authorized, no par value,
     5,677,649 shares outstanding                                       $     65,627,712
Accumulated undistributed net investment income                                   82,649
Accumulated net realized loss from investment transactions                      (160,277)
Net unrealized appreciation of investments                                     6,304,127

           Net assets applicable to capital shares outstanding          $     71,854,211

Net asset value, offering and redemption price per share                $          12.66


The accompanying notes are an integral part of the financial statements.

                                  Third Avenue Trust
                           Third Avenue Small-Cap Value Fund
                                Statement of Operations
                         For the Period Ended August 31, 1997/*/
                                      (Unaudited)

Investment Income:
   Interest                                             $    298,851
   Dividends                                                  18,047
         Total investment income                             316,898

Expenses:
   Investment advisory fees (Note 3)                         111,368
   Registration and filing fees                               27,536
   Auditing and tax consulting fees                           20,046
   Directors' fees and expenses                               16,392
   Administration fees (Note 3)                               14,610
   Transfer agent fees                                        13,387
   Accounting services                                        10,970
   Reports to shareholders                                     5,652
   Custodian fees                                              5,554
   Amortization of organizational expenses (Note 1)            5,330
   Miscellaneous expenses                                      3,404
         Total operating expenses                            234,249

         Net investment income                                82,649

Realized and unrealized gains (losses) on investments:
   Net realized losses on investments                       (160,277)
   Net change in unrealized appreciation on investments    6,304,127
        Net realized and unrealized gains on investments   6,143,850
Net increase in net assets resulting from operations   $   6,226,499


/*/ Commenced investment operations April 1, 1997.



    The accompanying notes are an integral part of the financial statements.

                                  Third Avenue Trust
                           Third Avenue Small-Cap Value Fund
                           Statement of Changes in Net Assets

                                                     For the
                                                     Period
                                                     Ended
                                                     August 31, 1997/*/
                                                     (Unaudited)
Operations:
   Net investment income                                        $    82,649
   Net realized losses on investments                              (160,277)
   Net change in unrealized appreciation on investments           6,304,127
   Net increase  in net assets resulting from operations          6,226,499

Capital Share Transactions:
   Proceeds from sale of shares                                  70,608,097
   Cost of shares redeemed                                       (4,980,385)

   Net increase in net assets resulting from
   capital share transactions                                    65,627,712

   Net increase in net assets                                    71,854,211
   Net assets at beginning of period                                 -----

   Net assets at end of period
    (including undistributed net investment income of $82,649)  $71,854,211



/*/ Commenced investment operations April 1, 1997.




The accompanying notes are an integral part of the financial statements.

                                  Third Avenue Trust
                           Third Avenue Small-Cap Value Fund
                                 Financial Highlights

Selected data (for a share outstanding throughout the period)
and ratios are as follows:
                                                          For the
                                                          Period
                                                          Ended
                                                     August 31, 1997/*/
                                                         (Unaudited)
Net Asset Value, Beginning of Period                           $10.00

Income from Investment Operations:
   Net investment income                                          .01
   Net gain on securities (both realized and unrealized)         2.65
   Total from Investment Operations                              2.66

Net Asset Value, End of Period                                 $12.66

Total Return                                                    26.60%/1/

Ratios/Supplemental Data:
   Net Assets, End of period (in thousands)                   $71,854
   Ratio of Expenses to Average Net Assets                       1.89%/2/
   Ratio of Net Income to Average Net Assets                     0.67%/2/
   Portfolio Turnover Rate                                          9%/1/
   Average Commission Rate Paid                                 .0350


/1/Not  Annualized.
/2/Annualized.
/*/Commenced investment operations April 1, 1997.

The accompanying notes are in integral part of the financial statements.

Third Avenue Trust
        Third Avenue Small-Cap Value Fund
          Notes to Financial Statements
                August 31, 1997
                 (Unaudited)


1.  SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Organization:
Third Avenue Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust pursuant to a Trust
Instrument dated October 31, 1996. The Trust currently consists of two separate investment series; Third Avenue Value Fund and Third Avenue Small-Cap Value Fund. Third Avenue Small-Cap Value Fund (the "Fund") commenced investment operations on April 1, 1997. The Fund seeks to achieve its investment objective of long-term capital appreciation by following a value investing philosophy that seeks to acquire common stock of well financed companies at a substantial discount to the Adviser's estimate of the issuing company's private market value.

Accounting policies:
The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:
Securities traded on a principal stock exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. Temporary cash investments are valued at cost, plus accrued interest, which approximates market.

The Fund may invest up to 15% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Board of Trustees of the Funds, although actual evaluations may be made by personnel acting under procedures established by the Board. Such securities had a total fair value of $5,400,000 or 7.52% of net assets, at August 31, 1997. Among the factors considered by the Board of Trustees in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Fund's cost at the date of purchase, the percentage of the Fund's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer.

Security transactions and investment income:
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Realized gains and losses from securities transactions are reported on an identified cost basis.

Organizational costs:
Organizational costs amounting to $66,000 are being amortized on a straight line basis over five years from commencement of operations.

Distributions to shareholders:
Dividends from net investment income to shareholders and distributions from realized gains on sales of securities are recorded on the ex-dividend date.

Federal income taxes:
The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

Cash and cash equivalents:
The Fund has defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

2.  SECURITIES TRANSACTIONS
Purchases and sales:
The aggregate cost of purchases, and aggregate proceeds from sales of investments for the period ended August 31, 1997 were as follows:
                  Purchases           Sales
                  $ 29,055,499        $ 1,664,238

3. INVESTMENT ADVISORY SERVICES AND DISTRIBUTION AGREEMENT
The Fund has an Investment Advisory Agreement with EQSF Advisers, Inc.
(the "Adviser") for investment advice and certain management functions.
The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of .90% (an annual fee of .90%) of the total average daily net assets, payable each month. Additionally, under the terms of the Investment Advisory Agreement, the Adviser pays certain expenses on behalf of the Fund, which are reimbursable by the Fund, including salaries of non-officer employees, rent and other miscellaneous expenses. Amounts reimbursed with respect to non-officer salaries and rent are included under the caption Administration. Whenever, in any fiscal year, the Fund's normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceeds 1.9% of the first $100 million of the Funds' average daily net assets, and 1.5% of assets in excess of $100 million, the adviser is obligated to reimburse the Fund in an amount equal to that excess.
If the Fund's operating expenses fall below the expense limitation, the Fund will begin repaying the Adviser for the amount contributed on behalf of the Fund.

4. RELATED PARTY TRANSACTIONS
Brokerage commissions:
Martin J. Whitman, the Chairman and a Trustee of the Fund, is the Chairman and Chief Executive Officer of M.J. Whitman Holding Corp., which is the parent of M.J. Whitman, Inc., a registered broker-dealer. For the period ended August 31, 1997, the Fund incurred total brokerage commissions of $38,558, of which $36,461 was paid to M.J. Whitman, Inc.

5.  CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in Capital Stock were as follows:
                                                    Period Ended
                                                   August 31, 1997
Increase in Fund shares:
     Shares outstanding at beginning of period                  0
     Shares sold                                        6,125,511
     Shares redeemed                                     (447,862)
Net increase in Fund shares                             5,677,649
Shares outstanding at end of period                     5,677,649

6.  FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS
The books and records of the Fund are maintained in U.S. dollars.
Foreign currency amounts are translated into U.S. dollars as follows:
        Investments: At the prevailing rates of exchange on the valuation date. Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.
Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end.
Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains(losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

7.  RISKS RELATING TO CERTAIN INVESTMENTS
Foreign Securities:
The Fund intends to limit its investments in foreign securities to companies issuing U.S. dollar-denominated American Depository Receipts or who otherwise comply with SEC disclosure requirements. Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Fund. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

PART C  - OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

   (a)  Financial Statements

        Included in Part A:

        Financial Highlights for Third Avenue Value Fund for each of the six years in the period ended October 31, 1996.

        Unaudited Financial Highlights for Third Avenue Small-Cap
        Value Fund for the period ended August 31, 1997 are included in the Supplement to the Prospectus filed herewith.

        Included in Part B of the Registration Statement:

        Third Avenue Value Fund
        Portfolio of Investments at October 31, 1996, Statement of Assets and Liabilities at October 31, 1996, Statements of Operations for the year ended October 31, 1996, Statement of Changes in Net Assets for the year ended October 31, 1996, Statement of Changes in Net Assets for the years ended October 31, 1996 and 1995, Financial Highlights for the years ended October 31, 1996, 1995, 1994, 1993 and 1992 and
        Notes to Financial Statements for the year ended October 31, 1996. Reports of Independent Accountants. Incorporated by reference to the Statement of Additional Information.

        Third Avenue Small-Cap Value Fund
        Unaudited Portfolio of Investments at August 31, 1997, Statement of Assets and Liabilities at August 31, 1997, Statements of Operations for the period ended August 31, 1997, Statement of Changes in Net Assets for the period ended August 31, 1997, Statement of Changes in Net Assets for the period ended August 31, 1997, Financial Highlights for the period ended August 31, 1997, and Notes to Financial Statements for the period ended August 31, 1997 -- Filed herewith. This Post-Effective Amendment No. 1 is filed to comply with the Small-Cap Value Fund's undertaking to file a Post-Effective Amendment containing reasonably current financial statements, which need not be certified, within four to six months of its effective date or commencement of operations, whichever is later.

   (b)  Exhibits:

        Exhibits filed pursuant to Form N-1A:

        (1) Trust Instrument and Certificate of Trust are incorporated by reference to Exhibit No. (1) of Registration Statement No. 333-20891 filed on January 31, 1997.

        (2)  By-Laws are incorporated by reference to Exhibit No.
             (2) of Registration Statement No. 333-20891 filed on
             January 31, 1997.

        (5) Investment Advisory Contracts are incorporated by reference to Exhibit No. (5) of Pre-Effective
             Amendment No. 1 to the Registration Statement
             No. 333-20891 filed March 25, 1997.

        (6) Distribution Agreements are incorporated by reference to Exhibit No. (6) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March
             25, 1997.

        (8)  Custodian Agreements
             (a) Custody Agreement between Third Avenue Trust on behalf of Third Avenue Value Fund and North
                  American Trust Company is incorporated by reference to Exhibit

                  No. (8)(a) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed
                  March 25, 1997.

             (b) Custody Agreement between Third Avenue Trust on behalf of Third Avenue Small-Cap Value Fund and Custodial Trust Company is incorporated by reference to Exhibit No. (8)(b) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997.

        (9) (a) Transfer Agent Services Agreement is incorporated by reference to Exhibit No. (9)(a) of Pre-Effective Amendment No. 1 to the
                  Registration Statement No. 333-20891 filed March
                  25, 1997.

             (b) Administration Agreement is incorporated by reference to Exhibit No. (9)(b) of Pre-Effective Amendment No. 1 to the Registration Statement
                  No. 333-20891 filed March 25, 1997.

             (c) Accounting Services Agreement is incorporated by reference to Exhibit No. (9)(c) of Pre-Effective Amendment No. 1 to the Registration Statement
                  No. 333-20891 filed March 25, 1997.

        (10) (a) Opinion and Consent of Counsel regarding the legality of the securities being issued is incorporated by reference to Exhibit No. (10) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997.

        (11) Consent of Independent Auditors -- N/A.

        (14) Individual Retirement Account Disclosure Statement and Custodial Account Agreement is incorporated by reference to Exhibit No. (14) of Pre-Effective
             Amendment No. 1 to the Registration Statement No.
             333-20891 filed March 25, 1997.

        (17) Financial Data Schedule
                Third Avenue Small-Cap Value Fund -- Filed herewith.

        (19) Trustees' Powers of Attorney are incorporated by reference to Exhibit No. (19) of Registration
             Statement No. 333-20891 filed on January 31, 1997.

Item 25.     Persons Controlled By or Under Common Control with
             Registrant.
             Not Applicable.

Item 26.     Number of holders of securities.

        Title of Class
        Common Stock                        Number of
                                            Record Holders
        (Par Value $.001)                   As of September 12,1997

        Third Avenue Value Fund                  29,442

        Third Avenue Small-Cap Value Fund         2,066

Item 27.          Indemnification.

        Reference is made to Article X of the Registrant's Trust
        Instrument which is incorporated by reference to Exhibit No.
        (1) of Registration Statement No. 333-20891 filed on January
        31, 1997.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.          Business and other connections of investment adviser.

        EQSF Advisers, Inc., 767 Third Avenue, New York, New York
        10017-2023 provides investment advisory services to investment companies and as of August 31, 1997 had approximately $1.52 billion in assets under management.

        For information as to any other business, vocation or employment of a substantial nature in which each Director or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Director, officer, employee, partner or trustee, reference is made to Form ADV (File #801-27792) filed by it under the Investment Advisers Act of 1940.

Item 29.          Principal underwriters.

        (a)    Not Applicable.

        (b)    Not Applicable.

        (c)    Not Applicable.

Item 30.          Location of accounts and records.

        All records described in Section 31 (a) of the Investment Company Act of 1940, as amended and Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Trust's Investment Adviser, EQSF Advisers, Inc. 767 Third Avenue, NY, NY 10017-2023, except for those records maintained by the Trust's Custodians, North American Trust Company, 525 B Street, San Diego, CA 92101-4492 and
        Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540-6231, and the Trust's Shareholder Service and Fund Accounting and Pricing Agent, FPS Services, Inc., 3200
        Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

Item 31.          Management services.
        None.

Item 32.          Undertakings.

        Not applicable.

                          SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 26th day of September, 1997.

                  THIRD AVENUE TRUST
                  Registrant



                   /s/ Martin J. Whitman
                  Martin J. Whitman, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Third Avenue Trust has been signed below by the following persons in the capacities and on the date indicated.

Signature                       Capacity                       Date

/s/ MARTIN J. WHITMAN
Martin J. Whitman                Trustee                   September 26, 1997

/s/ BARBARA WHITMAN
Barbara Whitman                  Trustee                   September 26, 1997

/s/ PHYLLIS W. BECK
Phyllis W. Beck                  Trustee                   September 26, 1997

/s/ MARTIN SHUBIK
Martin Shubik                    Trustee                   September 26, 1997

/s/ TIBOR FABIAN
Tibor Fabian                     Trustee                   September 26, 1997

/s/ MYRON M. SHEINFELD
Myron M. Sheinfeld               Trustee                   September 26, 1997

/s/ GERALD HELLERMAN
Gerald Hellerman                 Trustee                   September 26, 1997

/s/ CHARLES C. WALDEN
Charles C. Walden                Trustee                   September 26, 1997

/s/ MARVIN MOSER
Marvin Moser                     Trustee                   September 26, 1997

              SCHEDULE OF EXHIBITS TO FORM N-1A

Exhibit
Number       Exhibit

Item 24

(17)         Financial Data Schedule for Third Avenue Small-Cap Value
                Fund